Accounts receivable - Schedule of Detailed Information about Accounts Receivables (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Harmonized Sales Taxes receivable	$ 379,814	$ 274,998
Other receivables	973,145	318,929
Current trade receivables	4,072,701	571,300
Previously stated [member]
Statement [Line Items]
Other receivables	593,331	43,931
Current trade receivables	$ 973,145	$ 318,929